[LOGO]
 USAA(R)

                   USAA GNMA Trust(R)

                                           [GRAPHIC]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
 NOVEMBER 30, 2002

                                             (C)2003, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                             [GRAPHIC]

                                            FORTUNATELY,
[PHOTO]                          BEAR MARKETS - LIKE THE BULL MARKET
                                  OF THE 1990S - DON'T LAST FOREVER.

                                             [GRAPHIC]
--------------------------------------------------------------------------------

                 The past three years have been difficult ones for investors. Fortunately, bear markets-like the bull market of the 1990s-don't last forever. While I can't unequivocally say that it is time to get back into stocks, I believe that we may be through the worst of the market downturn. We are seeing potential for improved corporate earnings, supported by low inflation, current low interest rates, and a modest rate of economic growth.

                 As I write to you, the markets continue to struggle with three key issues. First, there is ongoing uncertainty over a potential war with Iraq and the threat of major terrorist activities. Second, corporate governance concerns still hang over the equity and bond markets. Most public companies, however, are moving with rigor and discipline to implement new internal controls, disclosure policies, and improved corporate governance that should both inspire investor confidence and keep history from repeating itself. And third, people have been badly stung by losses in the markets, making them reluctant to invest new money even when it may make sense to do so. I believe that today's market conditions are perfect for dollar-cost averaging, a strategy whereby you invest the same amount at regular intervals (regardless of market highs or lows). This allows you to ease back into the market, and your price per share over time should average lower than if you invested all on one day.

                 Against this backdrop, all of us at USAA Investment Management Company continue to work hard to maintain your trust, respect, and business. Our mission is to provide you with an exceptional value--superior services and products you need at a reasonable price.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 We remain committed to our policy of offering you no-load mutual funds WITHOUT excessive fees, sales loads, or contractual plans. With USAA 100% no-load mutual funds, more of your hard-earned money is working for you and not used to pay commissions to a broker or adviser. Furthermore, at no charge, our investment representatives will help you identify the USAA mutual funds that may be right for you.

                 We believe that during the last year we assembled one of the finest teams of portfolio managers and analysts in the country to manage your assets. We will continue to work hard to deliver the service that you have come to know and expect from us. As always, we remain available to give you investment guidance on our funds as well as planning assistance through USAA Financial Planning Services.

                 Thank you for your continued faith and trust in us. We take our responsibility to help you manage your investment needs very seriously, and we look forward to working with you in the years to come.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                  1

FINANCIAL INFORMATION

   Portfolio of Investments                                 8

   Notes to Portfolio of Investments                       10

   Financial Statements                                    11

   Notes to Financial Statements                           14

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                          11/30/02                 5/31/02
--------------------------------------------------------------------------------
Net Assets                             $715.4 Million           $589.2 Million
Net Asset Value Per Share                 $10.18                   $10.08

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/02
--------------------------------------------------------------------------------

5/31/02 TO 11/30/02**     1 YEAR     5 YEARS     10 YEARS     30-DAY SEC YIELD
       3.91%               7.03%       6.48%        6.84%           4.69%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
** TOTAL RETURNS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN
   IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                                     [CHART]

                       CUMULATIVE PERFORMANCE COMPARISON

                       USAA       LEHMAN BROTHERS     LIPPER         LIPPER
                       GNMA         GNMA 30-YR      GNMA FUNDS     GNMA FUNDS
                       TRUST          INDEX          AVERAGE         INDEX
                      -------     ---------------   ----------     ----------
    11/30/1992        $10,000        $10,000         $10,000        $10,000
    12/31/1992         10,162         10,126          10,128         10,131
    01/31/1993         10,359         10,255          10,283         10,285
    02/28/1993         10,474         10,357          10,387         10,385
    03/31/1993         10,534         10,413          10,433         10,437
    04/30/1993         10,580         10,450          10,474         10,478
    05/31/1993         10,639         10,523          10,516         10,518
    06/30/1993         10,774         10,608          10,633         10,634
    07/31/1993         10,808         10,654          10,683         10,684
    08/31/1993         10,817         10,677          10,743         10,739
    09/30/1993         10,780         10,685          10,740         10,739
    10/31/1993         10,821         10,703          10,767         10,764
    11/30/1993         10,755         10,688          10,703         10,701
    12/31/1993         10,884         10,788          10,788         10,786
    01/31/1994         10,941         10,870          10,892         10,889
    02/28/1994         10,920         10,818          10,789         10,784
    03/31/1994         10,746         10,526          10,508         10,512
    04/30/1994         10,676         10,454          10,434         10,439
    05/31/1994         10,709         10,484          10,452         10,454
    06/30/1994         10,738         10,467          10,423         10,425
    07/31/1994         10,874         10,675          10,601         10,599
    08/31/1994         10,910         10,706          10,623         10,622
    09/30/1994         10,841         10,554          10,481         10,482
    10/31/1994         10,829         10,536          10,451         10,452
    11/30/1994         10,794         10,510          10,425         10,426
    12/31/1994         10,882         10,631          10,528         10,525
    01/31/1995         11,065         10,851          10,730         10,725
    02/28/1995         11,306         11,137          10,991         10,986
    03/31/1995         11,331         11,189          11,035         11,028
    04/30/1995         11,457         11,356          11,180         11,171
    05/31/1995         11,837         11,701          11,538         11,523
    06/30/1995         11,920         11,783          11,607         11,591
    07/31/1995         11,896         11,807          11,607         11,592
    08/31/1995         12,086         11,928          11,728         11,712
    09/30/1995         12,203         12,048          11,847         11,826
    10/31/1995         12,337         12,145          11,956         11,935
    11/30/1995         12,517         12,286          12,105         12,080
    12/31/1995         12,705         12,445          12,259         12,232
    01/31/1996         12,780         12,531          12,332         12,304
    02/29/1996         12,518         12,437          12,187         12,164
    03/31/1996         12,398         12,405          12,137         12,114
    04/30/1996         12,349         12,373          12,089         12,069
    05/31/1996         12,269         12,331          12,042         12,021
    06/30/1996         12,425         12,495          12,176         12,155
    07/31/1996         12,452         12,543          12,218         12,199
    08/31/1996         12,498         12,546          12,217         12,199
    09/30/1996         12,688         12,758          12,409         12,392
    10/31/1996         12,955         13,019          12,661         12,637
    11/30/1996         13,157         13,211          12,854         12,826
    12/31/1996         13,079         13,140          12,768         12,744
    01/31/1997         13,179         13,243          12,851         12,826
    02/28/1997         13,228         13,292          12,878         12,859
    03/31/1997         13,092         13,159          12,740         12,736
    04/30/1997         13,273         13,376          12,938         12,932
    05/31/1997         13,402         13,515          13,060         13,047
    06/30/1997         13,589         13,677          13,213         13,201
    07/31/1997         13,842         13,925          13,484         13,450
    08/31/1997         13,767         13,895          13,431         13,407
    09/30/1997         13,960         14,082          13,609         13,584
    10/31/1997         14,131         14,227          13,750         13,719
    11/30/1997         14,157         14,272          13,781         13,749
    12/31/1997         14,322         14,401          13,914         13,884
    01/31/1998         14,523         14,542          14,058         14,021
    02/28/1998         14,485         14,574          14,075         14,040
    03/31/1998         14,580         14,635          14,124         14,090
    04/30/1998         14,671         14,720          14,201         14,170
    05/31/1998         14,829         14,821          14,312         14,271
    06/30/1998         14,971         14,884          14,378         14,333
    07/31/1998         15,007         14,968          14,439         14,400
    08/31/1998         15,245         15,085          14,584         14,535
    09/30/1998         15,588         15,265          14,780         14,715
    10/31/1998         15,283         15,251          14,691         14,638
    11/30/1998         15,456         15,338          14,776         14,722
    12/31/1998         15,505         15,401          14,836         14,779
    01/31/1999         15,624         15,510          14,924         14,869
    02/28/1999         15,269         15,459          14,807         14,771
    03/31/1999         15,430         15,552          14,900         14,864
    04/30/1999         15,466         15,626          14,966         14,929
    05/31/1999         15,294         15,547          14,854         14,821
    06/30/1999         15,182         15,483          14,773         14,739
    07/31/1999         14,892         15,381          14,677         14,643
    08/31/1999         14,730         15,375          14,655         14,629
    09/30/1999         15,013         15,624          14,892         14,867
    10/31/1999         15,028         15,717          14,951         14,935
    11/30/1999         15,037         15,724          14,959         14,937
    12/31/1999         14,945         15,692          14,892         14,873
    01/31/2000         14,871         15,551          14,766         14,743
    02/29/2000         15,086         15,752          14,941         14,925
    03/31/2000         15,271         16,004          15,175         15,159
    04/30/2000         15,191         15,988          15,146         15,125
    05/31/2000         15,335         16,048          15,202         15,186
    06/30/2000         15,640         16,344          15,471         15,444
    07/31/2000         15,716         16,429          15,531         15,508
    08/31/2000         15,974         16,678          15,759         15,736
    09/30/2000         16,079         16,833          15,895         15,871
    10/31/2000         16,210         16,960          15,995         15,971
    11/30/2000         16,490         17,197          16,234         16,214
    12/31/2000         16,764         17,440          16,473         16,447
    01/31/2001         17,017         17,726          16,719         16,697
    02/28/2001         17,143         17,804          16,813         16,781
    03/31/2001         17,265         17,910          16,905         16,865
    04/30/2001         17,219         17,939          16,883         16,865
    05/31/2001         17,312         18,090          16,993         16,980
    06/30/2001         17,334         18,144          17,045         17,021
    07/31/2001         17,675         18,454          17,358         17,337
    08/31/2001         17,833         18,589          17,486         17,466
    09/30/2001         18,087         18,840          17,728         17,698
    10/31/2001         18,355         19,091          17,958         17,924
    11/30/2001         18,123         18,930          17,768         17,753
    12/31/2001         17,962         18,873          17,672         17,667
    01/31/2002         18,147         19,064          17,846         17,847
    02/28/2002         18,371         19,258          18,035         18,038
    03/31/2002         18,107         19,045          17,828         17,850
    04/30/2002         18,484         19,380          18,149         18,162
    05/31/2002         18,668         19,506          18,269         18,281
    06/30/2002         18,803         19,662          18,418         18,424
    07/31/2002         19,011         19,890          18,628         18,634
    08/31/2002         19,207         20,029          18,778         18,780
    09/30/2002         19,363         20,195          18,946         18,931
    10/31/2002         19,396         20,258          18,975         18,973
    11/30/2002         19,395         20,276          18,968         18,976


                 DATA FROM 11/30/92 THROUGH 11/30/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

                 o The Lehman Brothers GNMA 30-Year Index, a broad-based, unmanaged index of funds, reported by Lehman Brothers, Inc.

                 o The Lipper GNMA Funds Average, an unmanaged index of peer funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MARGARET "DIDI" WEINBLATT, Ph.D., CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six-month period ended November 30, 2002, the USAA GNMA Trust had a total return of 3.91%. This compares to a total return of 3.78% for the Lipper GNMA Funds Average.

WHAT WAS THE MARKET ENVIRONMENT FOR MORTGAGE-BACKED SECURITIES DURING THE
PERIOD?

                 As the economic recovery that seemed imminent earlier in 2002 began to fizzle, interest rates continued their downward march to levels not seen in the past 40 years. For bonds, lower interest rates mean higher prices.

                 For GNMAs, prepayments are an important factor in performance. During the period, many homeowners chose to take advantage of lower interest rates to refinance their mortgages. When people refinance, they pay off their old mortgages and the proceeds are passed through to holders of GNMAs. As a Fund, we then have to go out and re-invest these proceeds at current but lower interest rates, and this means that we have less income to pay out to shareholders. Higher prepayment risk meant that GNMAs underperformed Treasury securities as interest rates fell. At the same time, GNMAs outperformed similar duration* corporate bonds, benefiting from the backing of the full faith and credit of the U.S. government as investors sought safety from accounting and corporate governance issues.

                 * DURATION IS A MEASURE OF INTEREST-RATE SENSITIVITY.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT STRATEGIES DID YOU PURSUE DURING THE PERIOD?

                 With interest rates at historic lows, we carefully managed the Fund's interest-rate sensitivity. The main way we achieved this was by selling GNMA construction loans, which have long maturities and therefore are most vulnerable to rising interest rates. We used part of the proceeds to purchase Treasury inflation-protected securities (TIPS), which are unique among fixed-income securities because their principal is indexed to inflation. They gave the Fund beneficial exposure to Treasury securities. We also continued our strategy of buying both lower-coupon and higher-coupon GNMA single-family mortgage-backed securities. The lower coupons will outperform if interest rates continue falling, while the higher coupons will benefit if rates rise.

WHAT IS YOUR OUTLOOK?

                 The verdict is still out on the economy, and it is unclear whether the monetary stimulus the Federal Reserve Board (the
                 Fed) has injected into the system will be sufficient to ensure sustainable economic growth. However, following its 0.50% rate cut in November, the Fed's easing cycle appears to have come to an end. While all bond funds are vulnerable to rising interest rates, we have attempted to take a prudent approach that provides some degree of protection against rising rates while maintaining exposure to securities that would benefit if rates continue to fall. We're working hard on your behalf, and we thank you for the opportunity and privilege of serving you.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                   COUPON RATE COMPOSITION OF MORTGAGE POOLS

                                 [CHART]

COUPON RATE %               CATEGORY PERCENTAGE

    5.50                            1.9
    6.00                           20.6
    6.50                           34.7
    6.75                            0.6
    7.00                           27.4
    7.50                            7.2
    8.00                            7.2
    8.50                            0.2
    9.00                            0.2

           AVERAGE COUPON RATE 6.71%


                          HISTORICAL YIELD CURVE

                                 [CHART]

                  5/31/02        11/29/02         CHANGE
                  -------        --------         ------
 3 mo.             1.731           1.210          -0.5207
 6 mo.             1.893           1.275          -0.6179
 2 yr.             3.201           2.056          -1.1446
 5 yr.             4.357           3.268          -1.0884
10 yr.             5.041           4.205          -0.8354
30 yr.             5.610           5.035          -0.5748

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                ASSET ALLOCATION
                                    11/30/02

15-Year Fixed-Rate Single-Family Mortgages                   8.6%

30-Year Fixed-Rate Single-Family Mortgages                  76.3%

Collateralized Mortgage Obligations                          7.8%

U.S. Treasury Inflation-Indexed Note                         3.4%

Repurchase Agreement                                         3.5%

     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8 AND 9.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                                                  MARKET
   AMOUNT     SECURITY                                                                      VALUE
-------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT & AGENCY ISSUES (96.1%)

              GOVERNMENT NATIONAL MORTGAGE ASSN. I, SINGLE FAMILY (53.6%)
$  74,164     6.00%, 12/15/2016 - 5/15/2032                                             $  76,885
  124,517     6.50%, 5/15/2028 - 8/15/2032                                                129,645
    3,339     6.75%, 5/15/2028                                                              3,506
  118,448     7.00%, 4/15/2027 - 7/15/2032                                                124,610
   33,091     7.50%, 2/15/2028 - 11/15/2031                                                35,223
   10,684     8.00%, 1/15/2022 - 9/15/2030                                                 11,511
    1,024     8.50%, 6/15/2021 - 7/15/2022                                                  1,126
      792     9.00%, 7/15/2021                                                                879
                                                                                        ---------
                                                                                          383,385
                                                                                        ---------
              GOVERNMENT NATIONAL MORTGAGE ASSN. II, SINGLE FAMILY (26.2%)
    9,987     5.50%, 10/20/2032                                                            10,095
   59,232     6.00%, 3/20/2031 - 9/20/2032                                                 61,048
   57,376     6.50%, 5/20/2031 - 6/20/2032                                                 59,580
   23,780     7.00%, 9/20/2030                                                             24,901
    3,984     7.50%, 4/20/2031                                                              4,230
   25,967     8.00%, 12/20/2022 - 8/20/2030                                                27,714
                                                                                        ---------
                                                                                          187,568
                                                                                        ---------
              GOVERNMENT NATIONAL MORTGAGE ASSN. I,
              COLLATERALIZED MORTGAGE OBLIGATIONS (7.8%)
   10,000     5.86%, 10/16/2023                                                            10,555
   10,000     6.00%, 2/20/2028                                                             10,367
   15,000     6.09%, 6/16/2021                                                             16,016
    2,818     6.15%, 11/16/2020                                                             2,834
   15,000     6.50%, 8/20/2027                                                             15,814
                                                                                        ---------
                                                                                           55,586
                                                                                        ---------
              FANNIE MAE NOTES, SINGLE FAMILY (5.1%)
    9,451     6.00%, 2/01/2017                                                              9,823
   25,010     6.50%, 10/01/2016 - 12/01/2016                                               26,251
                                                                                        ---------
                                                                                           36,074
                                                                                        ---------
              U.S. TREASURY INFLATION-INDEXED NOTE (3.4%)
   23,656     3.00%, 7/15/2012                                                             24,566
                                                                                        ---------
              Total U.S. government & agency issues (cost: $666,459)                      687,179
                                                                                        ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                                                  MARKET
   AMOUNT     SECURITY                                                                      VALUE
-------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT (3.5%)

  $25,000     Credit Suisse First Boston Corp., 1.33%, acquired on 11/27/2002 and due on 12/02/2002 at $25,000 (collateralized by $25,505 in GNMA securities, 5.0%-8.0%, due between 6/15/2004 and 8/15/2037;
              market value of $25,394) (cost: $25,000)                                   $ 25,000
                                                                                         --------

              TOTAL INVESTMENTS (COST: $691,459)                                         $712,179
                                                                                         ========

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $666,459)        $687,179
   Repurchase agreements                                                             25,000
   Cash                                                                                 483
   Receivables:
      Capital shares sold                                                               943
      Interest                                                                        3,760
                                                                                   --------
         Total assets                                                               717,365
                                                                                   --------
LIABILITIES
   Capital shares redeemed                                                              928
   USAA Investment Management Company                                                    73
   USAA Transfer Agency Company                                                          61
   Accounts payable and accrued expenses                                                 86
   Dividends on capital shares                                                          829
                                                                                   --------
         Total liabilities                                                            1,977
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $715,388
                                                                                   ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $722,625
   Accumulated overdistributed net investment income                                 (1,337)
   Accumulated net realized loss on investments                                     (26,620)
   Net unrealized appreciation of investments                                        20,720
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $715,388
                                                                                   ========
   Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                    70,269
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $  10.18
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME
  Interest income                                                $19,614
                                                                 -------
  Expenses:
     Management fees                                                 478
     Administrative and servicing fees                               504
     Transfer agent's fees                                           357
     Custodian's fees                                                 57
     Postage                                                          21
     Shareholder reporting fees                                       44
     Trustees' fees                                                    2
     Registration fees                                                51
     Professional fees                                                27
     Other                                                            13
                                                                 -------
        Total expenses                                             1,554
                                                                 -------
           Net investment income                                  18,060
                                                                 -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                4,942
  Change in net unrealized appreciation/depreciation               2,256
                                                                 -------
           Net realized and unrealized gain                        7,198
                                                                 -------
Increase in net assets resulting from operations                 $25,258
                                                                 =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MAY 31, 2002

                                                                    11/30/2002       5/31/2002
                                                                    --------------------------
FROM OPERATIONS
  Net investment income                                             $ 18,060          $ 29,987
  Net realized gain (loss) on investments                              4,942            (1,332)
  Change in net unrealized appreciation/depreciation
     of investments                                                    2,256            10,882
                                                                    --------------------------
     Increase in net assets resulting
        from operations                                               25,258            39,537
                                                                    --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (19,397)          (29,983)
                                                                    --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          181,272           181,610
  Reinvested dividends                                                15,149            22,928
  Cost of shares redeemed                                            (76,051)         (101,576)
                                                                    --------------------------
     Increase in net assets from
        capital share transactions                                   120,370           102,962
                                                                    --------------------------
Net increase in net assets                                           126,231           112,516

NET ASSETS
  Beginning of period                                                589,157           476,641
                                                                    --------------------------
  End of period                                                     $715,388          $589,157
                                                                    ==========================
Accumulated overdistributed net investment income:
  End of period                                                     $ (1,337)         $      -
                                                                    ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         17,778            18,158
  Shares issued for dividends reinvested                               1,484             2,284
  Shares redeemed                                                     (7,457)          (10,162)
                                                                    --------------------------
     Increase in shares outstanding                                   11,805            10,280
                                                                    ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the Fund). The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

              1. Government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              3. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

                 Fund, under valuation procedures approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities

           D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2002, custodian fee offset arrangements did not affect fees.

           E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

         redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2003, in accordance with applicable tax law.

         Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. Net investment income is accrued daily as dividends and distributed to shareholders monthly. At May 31, 2002, the Fund had capital loss

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

         carryovers for federal income tax purposes of $31,562,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2002, were $362,297,000 and $254,159,000, respectively.

         At November 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2002, were $20,738,000 and $18,000, respectively, resulting in net unrealized appreciation of $20,720,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

         Fund had no securities-lending transactions during the six-month period ended November 30, 2002.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)


       OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS
       -------------------------------------------------------------------------

       +/- 0.20% to 0.50%                +/- 0.04%
       +/- 0.51% to 1.00%                +/- 0.05%
       +/- 1.01% and greater             +/- 0.06%

       (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

              During the six-month period ended November 30, 2002, the Fund paid the Manager total management fees of $478,000, which included a performance fee of $58,000.

           B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager administrative and servicing fees of $504,000.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended November 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $357,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

         The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on February 1, 1991. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST

NOVEMBER 30, 2002 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                 NOVEMBER 30,                                 YEAR ENDED MAY 31,
                                 ------------------------------------------------------------------------------------
                                     2002            2002            2001          2000           1999           1998
                                 ------------------------------------------------------------------------------------
Net asset value at
   beginning of period           $  10.08        $   9.89       $    9.37      $  10.00       $  10.32       $   9.95
                                 ------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income              .27             .57(b)          .66           .64            .65            .66
   Net realized and
     unrealized gain (loss)           .12             .19(b)          .52          (.63)          (.32)           .37
                                 ------------------------------------------------------------------------------------
Total from investment
   operations                         .39             .76            1.18           .01            .33           1.03
                                 ------------------------------------------------------------------------------------
Less distributions:
   From net investment
     income                          (.29)           (.57)           (.66)         (.64)          (.65)          (.66)
                                 ------------------------------------------------------------------------------------
Net asset value at
   end of period                 $  10.18        $  10.08        $   9.89      $   9.37       $  10.00       $  10.32
                                 ====================================================================================
Total return (%)*                    3.91            7.83           12.91           .21           3.15          10.65
Net assets at
   end of period (000)           $715,388        $589,157        $476,641      $414,435       $500,464       $377,528
Ratio of expenses to
   average net assets (%)**           .46(a)          .41             .32           .32            .31            .30
Ratio of net investment
   income to average
   net assets (%)**                  5.37(a)         5.62(b)         6.74          6.77           6.24           6.48
Portfolio turnover (%)              40.04           44.77           94.72         80.06          64.93          60.85

  * Assumes reinvestment of all dividend income distributions during the period. ** For the six-month period ended November 30, 2002, average net assets were
    $670,637,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. Without that change, these amounts would have been:
         Net investment income                                    $.57
         Net realized and unrealized gain                         $.19
         Ratio of net investment income to average net assets     5.63%

22

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

            TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Michael F. Reimherr
                            Laura T. Starks, Ph.D.
                            Richard A. Zucker

      ADMINISTRATOR,        USAA Investment Management Company
 INVESTMENT ADVISER,        9800 Fredericksburg Road
        UNDERWRITER,        San Antonio, Texas 78288
     AND DISTRIBUTOR

      TRANSFER AGENT        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

           CUSTODIAN        State Street Bank and Trust Company
                            P.O. Box 1713
                            Boston, Massachusetts 02105

INDEPENDENT AUDITORS        Ernst & Young LLP
                            100 West Houston St., Suite 1900
                            San Antonio, Texas 78205

           TELEPHONE        Call toll free - Central time
    ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                            Saturday, 8:30 a.m. to 5 p.m.
                            Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT        For account servicing, exchanges,
        MUTUAL FUNDS        or redemptions
                            1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL        24-hour service (from any phone)
   FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND        (from touch-tone phones only)
   USAA TOUCHLINE(R)        For account balance, last transaction, fund
                            prices, or to exchange or redeem fund shares
                            1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                        [LOGO]
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

--------------------------------------------------------------------------------

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